(John Hancock Global Shareholder Yield Fund)
John Hancock Global Shareholder Yield Fund Supplement dated 7-5-13 to the current Class NAV shares Prospectus
In the "Fund Summary" section, the Annual fund operating expenses table is revised and restated as follows:

Annual fund operating expenses (% ) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (John Hancock Global Shareholder Yield Fund)		Class NAV
Management fee	[1]	0.81%
Other expenses		0.09%
Total annual fund operating expenses		0.90%
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2012.